Cost of goods sold and services provided (Details) $ in Millions	12 Months Ended				24 Months Ended
	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)
Statement [Line Items]
Inventories at the beginning of the period / year		$ 26,390,000,000	$ 45,323,000,000	$ 42,697,000,000		$ 42,697,000,000
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest		14,946,000,000	15,022,000,000	5,020,000,000
Changes in net realizable value of agricultural products after harvest		(1,998,000,000)	(967,000,000)	1,619,000,000
Lease Pastagem		128,000,000	59,000,000	0
Capitalized finance costs	$ 0	0	0	30,000,000	$ 767
Currency translation adjustment		(4,123,000,000)	(11,179,000,000)	18,340,000,000
Transfers		0	(318,000,000)	(633,000,000)
Harvest		26,940,000,000	27,967,000,000	26,204,000,000
Acquisitions and classifications		29,686,000,000	18,159,000,000	162,262,000,000
Consumptions		(5,868,000,000)	(4,775,000,000)	(6,428,000,000)
Disposals due to sales		0	0	(48)
Deconsolidation		0	(7,727,000,000)	(156,877,000,000)	(697,472)
Incorporation by business combination		0	0	651
Expenses incurred		6,865,000,000	7,443,000,000	8,055,000,000
Inventories at the end of the period / year		23,232,000,000	26,390,000,000	45,323,000,000		26,390,000,000
Costs as of 06.30.22		69,734	0	0		0
Costs as of 06.30.21		0	62,617	0		62,617
Costs as of 06.30.20		0	$ 0	$ 55,569,000,000		$ 0
Inventories at the end of the period / year	13,421				$ 17,523
Cost of sales and services from agricultural business [Member]
Statement [Line Items]
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest		14,946,000,000
Changes in net realizable value of agricultural products after harvest		(1,998,000,000)
Lease Pastagem		128,000,000
Capitalized finance costs		0
Currency translation adjustment		(3,977,000,000)
Transfers		0
Harvest		26,940,000,000
Acquisitions and classifications		17,055,000,000
Consumptions		(5,868,000,000)
Disposals due to sales		0
Deconsolidation	$ 0
Incorporation by business combination		0
Expenses incurred		6,865,000,000
Costs as of 06.30.22		57,600,000,000
Costs as of 06.30.21		51,863,000,000
Costs as of 06.30.20		40,961,000,000
Inventories at the beginning of the period / year		23,507
Inventories at the end of the period / year		19,998,000,000
Urban Properties And Investment Business [Member]
Statement [Line Items]
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest		0
Changes in net realizable value of agricultural products after harvest		0
Lease Pastagem		0
Capitalized finance costs		0
Currency translation adjustment		(146,000,000)
Transfers		0
Harvest		0
Acquisitions and classifications		12,631,000,000
Consumptions		0
Disposals due to sales		0
Deconsolidation		0
Incorporation by business combination		0
Expenses incurred		0
Costs as of 06.30.22		12,134,000,000
Costs as of 06.30.21		10,754,000,000
Costs as of 06.30.20		14,608,000,000
Inventories at the beginning of the period / year		2,883
Inventories at the end of the period / year		$ (3,234)